Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		May 31, 2018	May 31, 2017	May 31, 2016
Income Statement [Abstract]
Net Sales	[1]	$ 5,321,643	$ 4,958,175	$ 4,813,649
Cost of Sales		3,140,431	2,792,487	2,726,601
Gross Profit		2,181,212	2,165,688	2,087,048
Selling, General and Administrative Expenses		1,663,143	1,643,520	1,520,977
Restructuring Expense		17,514
Goodwill and Other Intangible Asset Impairments			193,198
Interest Expense		104,547	96,954	91,683
Investment (Income), Net		(20,442)	(13,984)	(10,365)
Other (Income) Expense, Net		(598)	1,667	1,287
Income Before Income Taxes	[2]	417,048	244,333	483,466
Provision for Income Taxes		77,791	59,662	126,008
Net Income		339,257	184,671	357,458
Less: Net Income Attributable to Noncontrolling Interests		1,487	2,848	2,733
Net Income Attributable to RPM International Inc. Stockholders		$ 337,770	$ 181,823	$ 354,725
Average Number of Shares of Common Stock Outstanding:
Basic	[3]	131,179	130,662	129,383
Diluted	[3],[4]	137,171	135,165	136,716
Earnings per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic		$ 2.55	$ 1.37	$ 2.70
Diluted		2.50	1.36	2.63
Cash Dividends Declared per Share of Common Stock		$ 1.260	$ 1.175	$ 1.085

[1]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[2]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
[3]	Basic and diluted earnings per share are calculated using the two-class method for the year ended May 31, 2017. For the years ended May 31, 2018 and 2016, basic and diluted earnings per share are calculated under the two-class method and the treasury method, respectively, as those methods resulted in the most dilutive earnings per share.
[4]	For the years ended May 31, 2018 and 2017, approximately 799,362 and 606,048 shares of stock, respectively, granted under stock-based compensation plans were excluded from the calculation of diluted EPS, as the effect would have been anti-dilutive.